Investment in Equity Investees (Details) (USD $) In Millions, unless otherwise specified			27 Months Ended	30 Months Ended				3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended		0 Months Ended
	Mar. 31, 2014 Combined Metals of Chicago, LLC [Member]	Dec. 31, 2013 Combined Metals of Chicago, LLC [Member]	Dec. 31, 2013 Magnetation LLC [Member]	Mar. 31, 2014 Magnetation LLC [Member]	Oct. 04, 2011 Magnetation LLC [Member]	Mar. 31, 2014 Rockport Roll Shop LLC [Member]	Dec. 31, 2013 Rockport Roll Shop LLC [Member]	Mar. 31, 2014 Cost of Products Sold [Member]	Mar. 31, 2013 Cost of Products Sold [Member]	Dec. 31, 2013 Cost of Products Sold [Member]	Dec. 31, 2012 Cost of Products Sold [Member]	Dec. 31, 2011 Cost of Products Sold [Member]	Mar. 31, 2014 Other Income (Expense) [Member]	Mar. 31, 2013 Other Income (Expense) [Member]	Dec. 31, 2013 Other Income (Expense) [Member]	Dec. 31, 2012 Other Income (Expense) [Member]	Feb. 21, 2014 Railroad Transportation Equipment [Member] Subsequent Event [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage (in hundredths)	40.00%	40.00%	49.90%	49.90%		50.00%	50.00%
Share of income (loss) from equity method investments								$ 2.2	$ 1.7	$ 8.1	$ 7.4	$ 8.4	$ (1.3)	$ 2.3	$ (4.9)	$ 7.7
Other Commitment			100.0	100.0	297.5
Payments to Acquire Equity Method Investments			197.5	197.5
Difference between carrying amount and underlying equity			96.5	95.2
Property Subject to or Available for Operating Lease, Number of Units																	675
Operating Leases, Rent Expense, Minimum Rentals																	$ 4.3
Lessee Leasing Arrangements, Operating Leases, Term of Contract																	15 years